Acquisitions - Anna Knutsen (Details) - Anna Knutsen $ in Thousands	Mar. 01, 2018 USD ($)
Vessels and Equipment
Purchase consideration	$ 19,913
Purchase consideration
Cash consideration paid to KNOT	14,637
Purchase price adjustments	5,276
Purchase price	19,913
Additional information
Purchase price adjustments	$ 5,276
Acquisitions from KNOT
Additional information
Percentage of interest acquired	100.00%
Fair value, nonrecurring measurement for asset acquisition
Vessels and Equipment
Purchase consideration	$ 19,913
Less: Fair value of net assets acquired:
Vessels and equipment	120,274
Cash	4,537
Inventories	257
Derivative assets	1,839
Other current assets	111
Amounts due from related parties	520
Long-term debt	(84,217)
Long-term debt from related parties	(22,535)
Deferred debt issuance costs	1,228
Trade accounts payable	(971)
Accrued expenses	(1,013)
Amounts due to related parties	(117)
Subtotal	19,913
Allocation to drydocking	2,329
Purchase consideration
Purchase price adjustments	5,300
Purchase price	19,913
Additional information
Vessel and equipment in purchase price	120,274
Outstanding indebtedness	106,800
Certain capitalized financing fees	1,400
Purchase price adjustments	$ 5,300